Cover	Aug. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2022
Entity File Number	001-15687
Entity Registrant Name	Digerati Technologies, Inc.
Entity Central Index Key	0001014052
Entity Tax Identification Number	74-2849995
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	825 W. Bitters
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78216
City Area Code	(210)
Local Phone Number	614-7240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false